Pension and Other Employee Obligations - Summary of Net Defined Benefit Liability (Asset) (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) yr	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Service cost	$ 1,621	$ 1,917	$ 2,188
Past service cost		538
Interest cost	621	587	451
Accrued pension liability
Current	854	1,189
Non-current	10,439	8,871
Net amount recognized	11,293	10,060
Fair value of plan assets	(1,259)	(1,041)
Net surplus (deficit) in plan	$ 10,652	$ 9,377
Weighted average duration of defined benefit obligation (both funded and unfunded) | yr	5.0	4.8
Benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	$ 11,101	$ 11,776
Foreign currency translation	(671)	(118)
Service cost	1,621	1,917
Past service cost		538
Interest cost	692	657
Benefits paid	(1,213)	(1,160)
Actuarial (gain)/loss from changes in demographic assumptions	48	62
Actuarial (gain)/loss from changes in financial assumptions	32	(3,428)
Actuarial (gain)/loss from actual experience compared to assumptions	942	857
End of the year	12,552	11,101	11,776
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	1,041	976
Foreign currency translation	(57)	(5)
Expected return on plan assets	71	70
Benefits paid	(1,129)	(1,081)
Actuarial (gain)/loss	(21)	(23)
Actual contributions	1,354	1,104
End of the year	1,259	1,041	$ 976
Present value of funded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	11,911	10,418
Present value of unfunded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	$ 641	$ 683